Commitments and Contingencies - Schedule of Aggregate Minimum Annual Lease Payments under Operating Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitment And Contingencies [Line Items]
2013	$ 583
2014	515
2015	492
2016	246
2017 and thereafter
Total annual lease payments	$ 1,836